Taxes (Details) - Schedule of Taxes payable - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Schedule Of Taxes Payable [Abstract]
Income tax payable	$ 2,363,980	$ 2,445,687
Value added tax payable	568,157	229,315
Total taxes payable	$ 2,932,137	$ 2,675,002